Trade and Other Receivables - Summary of Changes in the Allowance for Expected Credit Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	₱ 14,425
Balances at end of the year	17,657	₱ 14,425
Trade and Other Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	13,661	13,835
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)	4,119	5,126
Provisions and other adjustments from discontinued operations (Notes 2, 3 and 5)	4	30
Translation adjustments	(4)	65
Write-offs	(506)	(5,896)
Reclassifications and reversals	(59)	501
Balances at end of the year	17,215	13,661
Trade and Other Receivables [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	4,236	3,038
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)	(49)	1,183
Provisions and other adjustments from discontinued operations (Notes 2, 3 and 5)	4	30
Translation adjustments	(3)	41
Reclassifications and reversals	2	(56)
Balances at end of the year	4,190	4,236
Trade and Other Receivables [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	9,425	10,797
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)	4,168	3,943
Translation adjustments	(1)	24
Write-offs	(506)	(5,896)
Reclassifications and reversals	(61)	557
Balances at end of the year	13,025	9,425
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	1,866	1,573
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)	(394)	782
Reclassifications and reversals	(24)	(489)
Balances at end of the year	1,448	1,866
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	5,023	6,466
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)	3,716	3,420
Write-offs	(506)	(5,441)
Reclassifications and reversals	17	578
Balances at end of the year	8,250	5,023
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	1,717	1,378
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)	335	397
Provisions and other adjustments from discontinued operations (Notes 2, 3 and 5)	4	30
Translation adjustments	(3)	41
Reclassifications and reversals	73	(129)
Balances at end of the year	2,126	1,717
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	3,382	3,330
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)	451	489
Translation adjustments	(1)	24
Write-offs		(434)
Reclassifications and reversals	(12)	(27)
Balances at end of the year	3,820	3,382
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	1
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)		1
Reclassifications and reversals	7
Balances at end of the year	8	1
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	133	121
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)	(4)	33
Write-offs		(21)
Reclassifications and reversals	(13)
Balances at end of the year	116	133
Trade and Other Receivables [Member] | Domestic carriers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	1	14
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)		(13)
Balances at end of the year	1	1
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	652	87
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)	10	3
Reclassifications and reversals	(54)	562
Balances at end of the year	608	652
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	886	866
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)	5	14
Reclassifications and reversals	(53)	6
Balances at end of the year	₱ 838	₱ 886